UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21279

The Merger Fund VL
 (Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York 10595
(Address of principal executive offices) (Zip code)

Roy Behren and Michael T. Shannon
100 Summit Lake Drive
Valhalla, New York 10595
(Name and address of agent for service)

914-741-5600
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2021

Date of reporting period:  June 30, 2021

Item 1. Reports to Stockholders.

(a)

June 30, 2021

Semi-Annual Report

THE MERGER FUND VL

DEAL COMPOSITION

The Merger Fund VL (Unaudited)

Type of Buyer		Deal Terms*
Strategic	91.2%	Cash	49.9%
Financial	8.8%	Stock with Fixed Exchange Ratio	23.3%
		Cash & Stock	21.7%
By Deal Type		Stock and Stub(1)	4.6%
Friendly	100.0%	Risk Reversal	0.5%
Hostile	—%	Undetermined	—%	**

*	Data expressed as a percentage of long common stock, corporate bonds and swap contract positions as of June 30, 2021.
**	Less than 0.05%.
(1)	“Stub” includes assets other than cash and stock (e.g., escrow notes).

PORTFOLIO COMPOSITION*

The Merger Fund VL (Unaudited)

By Sector

By Region

*
Data expressed as a percentage of long common stocks, unfunded commitments, preferred stocks, contingent value rights, rights, warrants, bank loans, convertible bonds, corporate bonds and long total return swap contract positions as of June 30, 2021. Data expressed excludes special purpose acquisition companies, escrow notes, short- term investments, securities sold short, written and purchased options, forward currency exchange contracts and short total return swap contracts (which in total represents 20.2% of the Fund’s net assets as of June 30, 2021). Please refer to the Schedule of Investments for more details on the Fund’s individual holdings.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The Merger Fund VL
EXPENSE EXAMPLE
June 30, 2021 (Unaudited)

As a shareholder of The Merger Fund VL (the “Fund”), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, and other Fund specific expenses. The expense example is intended to help a shareholder understand ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent six-month period.

The Actual Expenses comparison provides information about actual account values and actual expenses. A shareholder may use the information in this line, together with the amount invested, to estimate the expenses paid over the period. A shareholder may divide his/her account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on his/her account during this period. The example below includes, among other fees, management fees, fund accounting, custody and transfer agent fees. However, the example does not include portfolio trading commissions and related expenses or extraordinary expenses. In addition, charges and expenses at the insurance company separate account level are not reflected.

The Hypothetical Example for Comparison Purposes provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. A shareholder may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemptions fees, or exchange fees. Therefore, the Hypothetical Example for Comparison Purposes is useful in comparing ongoing costs only, and will not help to determine the relevant total costs of owning different funds. In addition, if these transactional costs were included, shareholder costs would have been higher.

The Merger Fund VL
EXPENSE EXAMPLE (continued)
June 30, 2021 (Unaudited)

	Annualized	Beginning	Ending	Expenses Paid
	Net Expense	Account	Account	During Period
	Ratio	Value	Value	1/1/21 —
	6/30/21	1/1/21	6/30/21	6/30/21(1)
Actual Expenses(2)(3)	1.46%	$1,000.00	$1,027.80	$7.34
Hypothetical Example
for Comparison Purposes
(5% return before
expenses)(3)	1.46%	$1,000.00	$1,017.55	$7.30

(1)	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
(2)	Based on the actual returns of 2.78% for the six-month period ended June 30, 2021.
(3)
Excluding dividends and interest and borrowing expenses on securities sold short, your actual cost of investment in and your hypothetical cost of investment in the Fund would have been $7.04 and $7.00, respectively.

The Merger Fund VL
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

	Shares	Value
LONG INVESTMENTS — 97.88%

COMMON STOCKS — 70.37%

AEROSPACE & DEFENSE — 1.34%
Aerojet Rocketdyne Holdings, Inc.	16,241	$784,278

APPLICATION SOFTWARE — 4.70%
Slack Technologies, Inc. Class A (a)	62,310	2,760,333

BIOTECHNOLOGY — 5.77%
Alexion Pharmaceuticals, Inc. (a)(e)	18,443	3,388,163
Molecular Partners AG — ADR (a)(e)	150	3,060
		3,391,223
CONSTRUCTION MACHINERY
& HEAVY TRUCKS — 2.73%
Navistar International Corporation (a)	36,098	1,606,361

CONSTRUCTION MATERIALS — 0.46%
Forterra, Inc. (a)	11,406	268,155

ELECTRIC UTILITIES — 0.68%
PNM Resources, Inc.	8,222	400,987

ELECTRONIC EQUIPMENT
& INSTRUMENTS — 4.44%
Coherent, Inc. (a)	9,873	2,609,829

ENTERTAINMENT — 0.41%
MGM Holdings, Inc. (a)(f)	1,792	241,920

HEALTH CARE PROVIDERS & SERVICES — 0.08%
ATI Physical Therapy, Inc. (a)	4,111	39,219
Oak Street Health, Inc. (a)	150	8,785
		48,004
HEALTH CARE TECHNOLOGY — 1.70%
Change Healthcare, Inc. (a)	43,250	996,480
Convey Holding Parent, Inc. (a)	200	2,276
		998,756
HUMAN RESOURCES &
EMPLOYMENT SERVICES — 0.11%
51job, Inc. — ADR (a)	838	65,171

INSURANCE BROKERS — 6.20%
Willis Towers Watson plc — ADR (e)	15,829	3,640,987

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2021 (Unaudited)

	Shares	Value
INTEGRATED TELECOMMUNICATION
SERVICES — 0.23%
Cincinnati Bell, Inc. (a)	8,716	$134,401

INTERACTIVE MEDIA & SERVICES — 0.05%
Sogou, Inc. — ADR (a)	3,761	32,081

INTERNET & DIRECT
MARKETING RETAIL — 0.79%
Just Eat Takeaway NV — ADR (a)(g)	25,052	461,374

LIFE & HEALTH INSURANCE — 2.05%
Athene Holding Ltd. — ADR (a)	17,723	1,196,303
Genworth Financial, Inc. Class A (a)	2,459	9,590
		1,205,893
LIFE SCIENCES TOOLS & SERVICES — 5.57%
PPD, Inc. (a)	37,510	1,728,836
PRA Health Sciences, Inc. (a)	9,356	1,545,705
		3,274,541
MACHINERY — 0.82%
Welbilt, Inc. (a)(j)	20,750	480,362

MULTI-LINE INSURANCE — 0.52%
The Hartford Financial Services Group, Inc. (j)	4,881	302,476

PAPER & FOREST PRODUCTS — 0.67%
Domtar Corporation (a)	7,210	396,262

PHARMACEUTICALS — 0.23%
Tilray, Inc. (a)	1,251	22,611
TPCO Holding Corporation — ADR (a)	20,481	114,284
		136,895
RAILROADS — 3.29%
Kansas City Southern	6,824	1,933,717

REGIONAL BANKS — 0.21%
Cadence BanCorporation (a)	5,799	121,083

REITs — 1.69%
QTS Realty Trust, Inc. (j)	12,878	995,469

RESEARCH & CONSULTING SERVICES — 5.34%
IHS Markit Ltd. — ADR	27,868	3,139,609

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2021 (Unaudited)

	Shares	Value
SEMICONDUCTORS — 9.25%
Magnachip Semiconductor Corporation (a)	8,492	$202,619
Maxim Integrated Products, Inc.	25,702	2,707,963
Xilinx, Inc.	17,438	2,522,232
		5,432,814
SOFTWARE — 9.18%
Cloudera, Inc. (a)(j)	18,251	289,461
Nuance Communications, Inc. (a)	41,889	2,280,437
Proofpoint, Inc. (a)	9,527	1,655,411
Talend S.A. — ADR (a)	17,746	1,164,138
WalkMe Ltd. — ADR (a)	193	5,647
Zeta Global Holdings Corporation (a)	100	840
		5,395,934
SPECIALTY CHEMICALS — 1.14%
W.R. Grace & Company	9,649	666,939

SPECIALTY RETAIL — 0.25%
At Home Group, Inc. (a)(j)	4,000	147,360

SPECIALTY STORES — 0.47%
Sportsman’s Warehouse Holdings, Inc. (a)	15,402	273,694
TOTAL COMMON STOCKS (Cost $38,214,405)		41,346,908

	Shares/Units
SPECIAL PURPOSE
ACQUISITION COMPANIES — 12.67% (a)
26 Capital Acquisition Corporation	1,800	18,396
890 5th Avenue Partners, Inc. Class A	5,000	51,300
Accelerate Acquisition Corporation Class A	9,000	87,210
ACE Convergence Acquisition
Corporation Class A — ADR	17,419	173,406
Ajax I Class A — ADR	26,768	266,609
Altimar Acquisition Corporation II — ADR	100	1,003
Altimar Acquisition Corporation III — ADR	2,313	23,361
Anzu Special Acquisition Corporation I	200	2,000
Apollo Strategic Growth
Capital Class A — ADR	14,346	140,304
Archimedes Tech SPAC Partners Company (f)	187	1,856
Ares Acquisition Corporation — ADR	1,950	19,500
Arrowroot Acquisition Corporation Class A	7,864	75,888
Ascendant Digital Acquisition
Corporation Class A — ADR	8,302	82,605

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2021 (Unaudited)

	Shares/Units	Value
Atlas Crest Investment Corporation II	1,450	$14,558
Aurora Acquisition Corporation — ADR	182	1,896
Austerlitz Acquisition Corporation I — ADR	756	7,809
Austerlitz Acquisition Corporation II — ADR	900	9,063
Authentic Equity Acquisition
Corporation — ADR	400	4,051
Avanti Acquisition
Corporation Class A — ADR	8,716	84,894
BlueRiver Acquisition Corporation — ADR	150	1,502
Bright Lights Acquisition Corporation Class A	386	3,736
Build Acquisition Corporation	1,053	10,477
Burgundy Technology Acquisition
Corporation — ADR (f)	857	8,866
Burgundy Technology Acquisition
Corporation Class A — ADR	14,707	144,864
CC Neuberger Principal
Holdings II Class A — ADR	9,734	96,269
CC Neuberger Principal Holdings III — ADR	1,500	14,985
Cerberus Telecom Acquisition
Corporation Class A — ADR	5,345	53,076
CF Acquisition Corporation VI	900	8,991
CF Acquisition Corporation VIII (f)	3,028	30,613
CHP Merger Corporation (f)	1,828	19,496
CHP Merger Corporation Class A	4,376	43,541
Class Acceleration Corporation	150	1,510
Climate Real Impact Solutions II
Acquisition Corporation	68	688
Cohn Robbins Holdings Corporation
Class A — ADR	15,588	153,542
Colicity, Inc. Class A	5,272	53,092
Colonnade Acquisition
Corporation II — ADR (f)	1,000	9,960
Compute Health Acquisition
Corporation Class C	200	2,044
Conx Corporation Class A	8,816	86,926
Corner Growth Acquisition
Corporation — ADR	2,686	27,129
COVA Acquisition Corporation — ADR	2,301	23,194
D & Z Media Acquisition Corporation	2,350	23,382
D8 Holdings Corporation Class A — ADR	24,400	243,268

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2021 (Unaudited)

	Shares/Units	Value
Decarbonization Plus Acquisition
Corporation II	500	$5,170
Deep Lake Capital Acquisition
Corporation — ADR	4,760	46,077
DFP Healthcare Acquisitions
Corporation Class A	4,763	47,392
E.Merge Technology Acquisition
Corporation Class A	16,998	165,900
East Stone Acquisition Corporation — ADR	2,087	21,058
Elliott Opportunity Corporation II — ADR	1,118	11,191
Empower Ltd. Class A — ADR	5,356	53,614
Equity Distribution Acquisition
Corporation Class A	24,951	246,017
ESM Acquisition Corporation — ADR	933	9,330
Falcon Capital Acquisition
Corporation Class A (g)	4,941	49,361
FinServ Acquisition Corporation II	100	1,000
FinTech Acquisition Corporation VI	2,838	28,635
Fintech Evolution Acquisition Group — ADR	5,096	50,858
FirstMark Horizon Acquisition Corporation	4,182	43,576
Fortress Capital Acquisition
Corporation Class A — ADR	4,915	48,364
Frazier Lifesciences Acquisition
Corporation— ADR	1,900	19,095
FTAC Athena Acquisition Corporation — ADR	3,667	37,403
FTAC Hera Acquisition Corporation — ADR	2,134	21,436
Fusion Acquisition Corporation Class A	22,970	228,551
Fusion Acquisition Corporation II	3,000	29,970
G Squared Ascend I, Inc. — ADR	3,633	36,512
G Squared Ascend II, Inc. — ADR	2,011	20,130
GigCapital4, Inc.	1,857	18,979
Goal Acquisitions Corporation	8,032	77,428
Golden Falcon Acquisition
Corporation Class A	4,958	48,192
Gores Holdings V, Inc. Class A	5,318	53,712
Graf Acquisition Corporation IV	3,041	30,258
GS Acquisition Holdings
Corporation II Class A	10,490	109,096
Haymaker Acquisition Corporation III	4,762	47,764
Healthcare Services Acquisition
Corporation Class A	6,430	62,242

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2021 (Unaudited)

	Shares/Units	Value
Hennessy Capital Investment Corporation V	100	$1,072
Highland Transcend Partners
Corporation I — ADR	50,169	502,693
Hudson Executive Investment Corporation II	200	1,992
Independence Holdings Corporation — ADR	1,500	14,985
InterPrivate II Acquisition Corporation	897	8,943
InterPrivate III Financial Partners, Inc.	897	8,952
InterPrivate IV InfraTech Partners, Inc.	231	2,298
Isleworth Healthcare Acquisition Corporation	1,969	19,296
Jack Creek Investment Corporation — ADR	1,500	15,075
Jaws Mustang Acquisition
Corporation — ADR	600	6,036
Jaws Spitfire Acquisition
Corporation — ADR	27,912	291,680
Kensington Capital Acquisition Corporation II	1,500	15,600
Khosla Ventures Acquisition
Company III Class A	3,593	35,463
Kismet Acquisition One Corporation — ADR	5,411	53,623
KL Acquisition Corporation Class A	12,891	125,043
KludeIn I Acquisition Corporation (f)	3,000	30,405
Lerer Hippeau Acquisition
Corporation Class A	2,901	28,584
LGL Systems Acquisition Corporation Class A	14,098	140,839
Longview Acquisition Corporation II	6,307	63,575
Marlin Technology Corporation
Class A — ADR	9,417	91,157
Marquee Raine Acquisition
Corporation — ADR	775	7,952
Mason Industrial Technology, Inc.	2,774	27,934
Montes Archimedes Acquisition
Corporation Class A	2,900	28,681
Motive Capital Corporation Class A — ADR	10,194	99,595
The Music Acquisition Corporation	2,750	27,968
Newbury Street Acquisition
Corporation Class C	838	8,372
NextGen Acquisition Corporation
Class A — ADR	4,575	45,476
Noble Rock Acquisition Corporation — ADR	300	3,000
Northern Genesis Acquisition Corporation II	200	2,095
Novus Capital Corporation II	400	4,048

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2021 (Unaudited)

	Shares/Units	Value
Osprey Technology Acquisition
Corporation Class A	1,007	$10,060
Pathfinder Acquisition Corporation — ADR	5,310	52,781
Peridot Acquisition Corporation II — ADR	2,500	24,975
Pershing Square Tontine
Holdings Ltd. Class A	1,863	42,402
Pioneer Merger Corporation Class A — ADR	10,362	102,687
Pivotal Investment Corporation III	852	8,520
Pontem Corporation Class A — ADR	6,744	65,552
Power & Digital Infrastructure
Acquisition Corporation	100	1,010
Prime Impact Acquisition I — ADR	57	573
Prime Impact Acquisition I Class A — ADR	6,492	63,297
Progress Acquisition Corporation	65	652
Property Solutions Acquisition Corporation II	1,847	18,341
Prospector Capital Corporation
Class A — ADR	6,639	64,398
Qell Acquisition Corporation
Class A — ADR	784	7,801
RedBall Acquisition Corporation
Class A — ADR	4,809	46,984
Reinvent Technology Partners
Class Y — ADR	1,385	13,975
Revolution Acceleration Acquisition
Corporation Class A	3,969	39,571
RMG Acquisition Corporation III
Class A — ADR	5,980	58,305
Rocket Internet Growth Opportunities
Corporation — ADR	5,017	50,220
Ross Acquisition Corporation II — ADR	153	1,525
ScION Tech Growth II — ADR	1,250	12,413
Senior Connect Acquisition
Corporation I Class A	4,566	44,427
Shelter Acquisition Corporation I	7,472	74,645
Shelter Acquisition
Corporation I — Sponsor (d)(g)	718	—
Simon Property Group Acquisition
Holdings, Inc.	5,267	53,039
Soaring Eagle Acquisition
Corporation — ADR	200	2,118
Spartan Acquisition Corporation III Class A	9,224	90,211

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2021 (Unaudited)

	Shares/Units	Value
Sports Entertainment Acquisition
Corporation (f)	1,084	$12,141
Sports Entertainment Acquisition
Corporation Class A	7,247	73,050
Starboard Value Acquisition
Corporation Class A	5,364	53,640
Supernova Partners Acquisition
Company III Ltd. Class A — ADR	7,465	72,634
Sustainable Development
Acquisition I Corporation	300	3,054
Tailwind Acquisition Corporation Class A	15,365	153,189
Thimble Point Acquisition Corporation	300	3,105
Thunder Bridge Capital
Partners III, Inc. Class A	5,475	53,108
Tishman Speyer Innovation
Corporation II Class A	5,140	50,937
TPG Pace Tech Opportunities
Corporation Class A — ADR	1,243	12,343
Tribe Capital Growth Corporation I (f)	3,142	31,467
TWC Tech Holdings II Corporation Class A	5,484	54,456
Twelve Seas Investment Company II	587	5,847
VectoIQ Acquisition Corporation II Class A	6,710	67,100
Virgin Group Acquisition
Corporation II Class A — ADR	5,315	52,034
Virtuoso Acquisition Corporation Class A	7,194	71,364
Vy Global Growth Class A — ADR	8,099	80,585
Yucaipa Acquisition Corporation
Class A — ADR	12,336	121,756
Z-Work Acquisition Corporation Class A	1,798	17,441
TOTAL SPECIAL PURPOSE
ACQUISITION COMPANIES (Cost $7,477,094)		7,447,336

	Shares
PREFERRED STOCKS — 0.02%
Brookfield Property REIT,
Inc., 6.375%, Series A	418	10,546
TOTAL PREFERRED STOCKS (Cost $10,362)		10,546

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2021 (Unaudited)

	Shares	Value
CONTINGENT VALUE RIGHTS — 0.08% (a)(g)
Alder Biopharmaceuticals, Inc.	31,310	$36,006
Ligand Pharmaceuticals	7,028	7,907
Media General, Inc. (e)	8,397	252
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		44,165

RIGHTS — 0.01% (a)(g)
Bristol-Myers Squibb Company	6,945	7,813
TOTAL RIGHTS (Cost $0)		7,813

WARRANTS — 0.44% (a)
23andMe Holding Company Class A
Expiration: September 2025,
Exercise Price: $11.50	3,599	10,905
Accelerate Acquisition Corporation Class A
Expiration: December 2027,
Exercise Price: $11.50	3,000	3,690
ACE Convergence Acquisition
Corporation Class A
Expiration: September 2027,
Exercise Price: $11.50 (b)	9,310	18,387
Ajax I Class A
Expiration: December 2026,
Exercise Price: $11.50 (b)	5,415	10,126
Akazoo S.A.
Expiration: December 2024,
Exercise Price: $11.50 (b)(d)(g)	2,642	—
Apollo Strategic Growth Capital Class A
Expiration: October 2027,
Exercise Price: $11.50 (b)	4,782	5,691
Arrowroot Acquisition Corporation Class A
Expiration: January 2026,
Exercise Price: $11.50	3,932	3,381
Avanti Acquisition Corporation Class A
Expiration: December 2025,
Exercise Price: $11.50 (b)	1,800	1,872
CEC Brands LLC
Expiration: December 2025,
Exercise Price: $23.88 (g)	2,163	2,704

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2021 (Unaudited)

	Shares	Value
CHP Merger Corporation Class A
Expiration: November 2024,
Exercise Price: $11.50 (f)	545	$490
Cohn Robbins Holdings Corporation Class A
Expiration: August 2025,
Exercise Price: $11.50 (b)	3,302	3,863
Conx Corporation Class A
Expiration: October 2027,
Exercise Price: $11.50	2,204	2,976
Deep Lake Capital Acquisition Corporation
Expiration: December 2027,
Exercise Price: $11.50 (b)	2,380	2,166
E.Merge Technology Acquisition
Corporation Class A
Expiration: July 2025,
Exercise Price: $11.50	5,666	5,496
Equity Distribution Acquisition
Corporation Class A
Expiration: September 2025,
Exercise Price: $11.50	8,317	9,814
Fortress Capital Acquisition
Corporation Class A
Expiration: December 2027,
Exercise Price: $11.50 (b)	983	1,060
Fusion Acquisition Corporation Class A
Expiration: June 2027,
Exercise Price: $11.50	11,485	16,078
GCM Grosvenor, Inc. Class A
Expiration: November 2025,
Exercise Price: $11.50	2,381	3,667
Goal Acquisitions Corporation
Expiration: January 2022,
Exercise Price: $11.50	8,032	5,144
Golden Falcon Acquisition Corporation Class A
Expiration: November 2026,
Exercise Price: $11.50	2,479	2,305
Gores Holdings V, Inc. Class A
Expiration: August 2027,
Exercise Price: $11.50	542	1,106

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2021 (Unaudited)

	Shares	Value
Healthcare Services Acquisition
Corporation Class A
Expiration: December 2027,
Exercise Price: $11.50	3,215	$2,862
KL Acquisition Corporation Class A
Expiration: January 2028,
Exercise Price: $11.50	4,297	4,030
LGL Systems Acquisition Corporation Class A
Expiration: November 2026,
Exercise Price: $11.50	7,049	12,864
Marlin Technology Corporation Class A
Expiration: March 2026,
Exercise Price: $11.50 (b)	3,139	3,704
Montes Archimedes Acquisition
Corporation Class A
Expiration: December 2025,
Exercise Price: $11.50	1,450	2,233
Motive Capital Corporation Class A
Expiration: December 2025,
Exercise Price: $11.50 (b)	3,398	3,238
Origin Materials, Inc.
Expiration: July 2026,
Exercise Price: $11.50	7,146	13,935
Pioneer Merger Corporation Class A
Expiration: December 2027,
Exercise Price: $11.50 (b)	3,454	5,561
Pontem Corporation Class A
Expiration: December 2027,
Exercise Price: $11.50 (b)	2,248	2,225
Prospector Capital Corporation Class A
Expiration: January 2025,
Exercise Price: $11.50 (b)	2,213	2,103
Quantum-SI, Inc.
Expiration: September 2027,
Exercise Price: $11.50	7,060	26,546
Revolution Acceleration Acquisition
Corporation Class A
Expiration: December 2026,
Exercise Price: $11.50	1,255	2,510

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2021 (Unaudited)

	Shares	Value
RMG Acquisition Corporation III Class A
Expiration: December 2027,
Exercise Price: $11.50 (b)(f)	1,196	$1,513
Senior Connect Acquisition
Corporation I Class A
Expiration: December 2027,
Exercise Price: $11.50	2,283	1,941
Spartan Acquisition Corporation III Class A
Expiration: February 2026,
Exercise Price: $11.50	2,306	2,744
Supernova Partners Acquisition
Company III Ltd. Class A
Expiration: March 2027,
Exercise Price: $11.50 (b)	1,493	1,792
Talkspace, Inc.
Expiration: June 2025,
Exercise Price: $11.50	17,327	23,305
Thunder Bridge Capital Partners III, Inc. Class A
Expiration: February 2028,
Exercise Price: $11.50	1,095	1,423
Tishman Speyer Innovation
Corporation II Class A
Expiration: December 2027,
Exercise Price: $11.50 (f)	1,028	1,316
VectoIQ Acquisition Corporation II Class A
Expiration: December 2027,
Exercise Price: $11.50	1,342	1,839
Virgin Group Acquisition
Corporation II Class A
Expiration: March 2026,
Exercise Price: $11.50 (b)	1,063	1,361
Virtuoso Acquisition Corporation Class A
Expiration: December 2027,
Exercise Price: $11.50	3,597	6,150
Whole Earth Brands, Inc.
Expiration: June 2025,
Exercise Price: $11.50	9,659	21,443
TOTAL WARRANTS (Cost $305,861)		257,559

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2021 (Unaudited)

	Principal
	Amount	Value
BANK LOANS — 1.52%
Cengage Learning Holdings II, Inc.
5.250% (3 Month U.S.
LIBOR + 4.250%), 6/7/2023 (f)(i)	$156,556	$156,885
Cyxtera DC Holdings, Inc.
8.250% (3 Month U.S.
LIBOR + 7.250%), 5/1/2025 (f)(i)	161,000	160,195
Golden Nugget LLC
3.250% (1 Month U.S.
LIBOR + 2.500%), 10/4/2023 (f)(i)	171,706	170,597
McGraw Hill LLC
5.750% (3 Month U.S.
LIBOR + 4.000%), 5/4/2022 (f)(i)	137,219	138,013
RentPath LLC
8.000% (3 Month U.S.
LIBOR + 4.750%), 12/17/2021 (f)(i)(k)	19,942	2,892
Watts Guerra LLP
8.000%, 12/31/2022 (g)	264,000	264,000
TOTAL BANK LOANS (Cost $902,468)		892,582

CONVERTIBLE BONDS — 0.11% (f)
Nuance Communications, Inc.
1.000%, 12/15/2035	28,000	63,140
TOTAL CONVERTIBLE BONDS (Cost $54,868)		63,140

CORPORATE BONDS — 5.55% (f)
Ardagh Packaging Finance plc /
Ardagh Holdings USA, Inc.
6.000%, 2/15/2025 (b)(h)	51,000	52,746
Cincinnati Bell, Inc.
7.000%, 7/15/2024 (h)	56,000	57,652
8.000%, 10/15/2025 (h)	181,000	190,644
Deutsche Wohen S.E.
0.600%, 1/5/2026 (b)	400,000	593,419
Devon Energy Corporation
5.875%, 6/15/2028 (h)	135,000	150,346

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2021 (Unaudited)

	Principal
	Amount		Value
Diamond Resorts International, Inc.
10.750%, 9/1/2024 (h)	$428,000		$445,845
Forterra Finance LLC /
FRTA Finance Corporation
6.500%, 7/15/2025 (h)	250,000		270,210
Golden Nugget, Inc.
6.750%, 10/15/2024 (h)	172,000		173,973
GrubHub Holdings, Inc.
5.500%, 7/1/2027 (h)	132,000		138,930
Ingram Micro, Inc.
5.450%, 12/15/2024	230,000		262,025
Modulaire Global Finance plc
8.000%, 2/15/2023 (b)(h)	192,000		197,857
Navistar International Corporation
6.625%, 11/1/2025 (h)	255,000		263,448
Stars Group Holdings BV / Stars
Group US Co-Borrower LLC
7.000%, 7/15/2026 (b)(h)	80,000		82,906
Tempo Acquisition LLC / Tempo
Acquisition Finance Corporation
6.750%, 6/1/2025 (h)	376,000		382,347
TOTAL CORPORATE BONDS (Cost $3,235,520)			3,262,348
	Contracts
	(100 shares	Notional
	per contract)	Amount
PURCHASED OPTIONS — 0.03% (a)

PURCHASED CALL OPTIONS — 0.01%
Marvell Technology, Inc.
Expiration: August 2021,
Exercise Price: $65.00	93	$542,469	7,719
			7,719
PURCHASED PUT OPTIONS — 0.02%
The Hartford Financial Services Group, Inc.
Expiration: July 2021,
Exercise Price: $60.00	41	254,077	2,255

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2021 (Unaudited)

	Contracts
	(100 shares	Notional
	per contract)	Amount	Value
SPDR S&P 500 ETF Trust
Expiration: July 2021,
Exercise Price: $415.00	72	$3,082,032	$8,244
			10,499
TOTAL PURCHASED OPTIONS (Cost $71,149)			18,218

	Shares
ESCROW NOTES — 4.86% (a)
Allergro Merger Corporation (g)	2,503		64
Altaba, Inc. (f)	198,459		2,852,848
AMR Corporation (g)	7,668		690
TOTAL ESCROW NOTES (Cost $2,259,657)			2,853,602

SHORT-TERM INVESTMENTS — 2.22%

MONEY MARKET FUNDS — 2.22% (c)(e)
Goldman Sachs Financial Square Government
Fund, Institutional Share Class, 0.03%	1,303,654		1,303,654
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,303,654)			1,303,654
TOTAL LONG INVESTMENTS
(Cost $53,835,038) — 97.88%			$57,507,871

SHORT INVESTMENTS — (0.70)%

COMMON STOCKS — (0.54)%

ASSET MANAGEMENT &
CUSTODY BANKS — (0.17)%
Apollo Global Management, Inc.	(1,618)		(100,640)

ELECTRONIC COMPONENTS — (0.02)%
II-VI, Inc.	(202)		(14,663)

MACHINERY — (0.15)%
The Middleby Corporation	(505)		(87,496)

REGIONAL BANKS — (0.20)%
BancorpSouth Bank	(4,057)		(114,935)
TOTAL COMMON STOCKS
(Proceeds $318,153)			(317,734)

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2021 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS — (0.16)% (f)
Devon Energy Corporation
5.850%, 12/15/2025	$(81,000)	$(95,162)
TOTAL CORPORATE BONDS
(Proceeds $89,663)		(95,162)
TOTAL SHORT INVESTMENTS
(Proceeds $407,816) — (0.70)%		(412,896)
TOTAL NET INVESTMENTS
(Cost $53,427,222) — 97.18%		57,094,975
OTHER ASSETS IN
EXCESS OF LIABILITIES — 2.82%		1,660,569
TOTAL NET ASSETS — 100.00%		$58,755,544

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
LIBOR – London Interbank Offered Rate
plc – Public Limited Company
REITs – Real Estate Investment Trusts
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2021.
(d)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short, written option contracts, swap contracts, and forward currency exchange contracts.
(f)	Level 2 Security. Please see Note 2 in the Notes to the Financial Statements for more information.
(g)	Level 3 Security. Please see Note 2 in the Notes to the Financial Statements for more information.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of June 30, 2021, these securities represent 4.10% of total net assets.

(i)	The coupon rate shown on variable rate securities represents the rate as of June 30, 2021.
(j)	This security is held in connection with a written option contract.
(k)	Default or other conditions exist and the security is not presently accruing income.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
Unfunded Commitments*
June 30, 2021 (Unaudited)

		Unfunded		Unrealized
		Commitment		Appreciation
Issuer	Shares	Amount	Value	(Depreciation)
Ascendant Digital Acquisition
Corporation Class A	1,200	$12,000	$12,000	$—
Live Oak Acquisition Corporation II	2,286	22,860	22,860	—
Tuscan Holdings Corporation	9,000	90,000	90,000	—
TOTAL UNFUNDED COMMITMENTS		$124,860	$124,860	$—

*
The Fund has unfunded commitments to purchase Private Investment in Public Equity shares as of June 30, 2021. These are Level 3 securities and are fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
Open Written Options
June 30, 2021 (Unaudited)

	Contracts
	(100 shares	Notional
	per contract)	Amount	Value
WRITTEN CALL OPTIONS
At Home Group, Inc.
Expiration: September 2021,
Exercise Price: $37.00	(42)	$(154,728)	$(1,050)
Cloudera, Inc.
Expiration: August 2021,
Exercise Price: $16.00	(3)	(4,758)	(60)
Expiration: August 2021,
Exercise Price: $16.00 (a)	(30)	(47,580)	(600)
Extended Stay America, Inc.
Expiration: July 2021,
Exercise Price: $20.65 (a)	(17)	(34,782)	—
The Hartford Financial Services Group, Inc.
Expiration: July 2021,
Exercise Price: $65.00	(41)	(254,077)	(1,332)
Marvell Technology, Inc.
Expiration: August 2021,
Exercise Price: $80.00	(93)	(542,469)	(1,023)
QTS Realty Trust, Inc.
Expiration: September 2021,
Exercise Price: $80.00	(15)	(115,950)	(450)
SPDR S&P 500 ETF Trust
Expiration: July 2021,
Exercise Price: $425.00	(24)	(1,027,344)	(14,520)
Welbilt, Inc.
Expiration: July 2021,
Exercise Price: $25.00	(5)	(11,575)	(88)
			(19,123)
WRITTEN PUT OPTIONS
SPDR S&P 500 ETF Trust
Expiration: July 2021,
Exercise Price: $400.00	(72)	(3,082,032)	(3,456)
			(3,456)
TOTAL WRITTEN OPTIONS
(Premiums received $47,245)			$(22,579)

ETF – Exchange-Traded Fund
(a)	Level 2 Security. Please see Note 2 in the Notes to the Financial Statements for more information.

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
Forward Currency Exchange Contracts
June 30, 2021 (Unaudited)

								Unrealized
Settlement		Currency to		USD Value at	Currency to		USD Value at	Appreciation
Date	Counterparty	be Delivered		June 30, 2021	be Received		June 30, 2021	(Depreciation)*
9/16/21	JPM	347,592	EUR	$412,837	416,090	USD	$416,090	$3,253
9/20/21	JPM	514,000	EUR	610,535	628,437	USD	628,437	17,902
9/27/21	GS	239,961	EUR	285,073	294,147	USD	294,147	9,074
9/27/21	GS	5,671	USD	5,671	4,661	EUR	5,537	(134)
10/18/21	JPM	130,334	EUR	154,916	158,014	USD	158,014	3,098
11/26/21	GS	737,472	EUR	877,401	897,142	USD	897,142	19,741
12/15/21	GS	1,590,905	EUR	1,893,648	1,929,300	USD	1,929,300	35,652
7/29/21	JPM	655,617	HKD	84,445	84,445	USD	84,445	—
7/29/21	JPM	12,364	USD	12,364	95,996	HKD	12,364	—
10/20/21	JPM	1,495,980	HKD	192,716	192,700	USD	192,700	(16)
10/27/21	JPM	24,817,414	JPY	223,663	226,901	USD	226,901	3,238
12/23/21	JPM	12,470,900	JPY	112,485	114,914	USD	114,914	2,429
1/12/22	JPM	13,168,878	JPY	118,810	120,725	USD	120,725	1,915
				$4,984,564			$5,080,716	$96,152

EUR – Euro
GS – Goldman, Sachs & Co.
HKD – Hong Kong Dollar
JPM – JPMorgan Chase & Co., Inc.
JPY – Japanese Yen
USD – U.S. Dollar
*	Net unrealized appreciation (depreciation) is a receivable (payable).

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
Open Swap Contracts*
June 30, 2021 (Unaudited)

			Pay/Receive						Unrealized
Counter-		Termination	on Financing		Payment		Notional		Appreciation
party	Security	Date	Rate	Financing Rate	Frequency	Shares	Amount		(Depreciation)**
LONG TOTAL RETURN SWAP CONTRACTS
JPM	Beijing Jingneng
	Clean Energy			0.550% + Overnight
	Company, Ltd. Class H	1/1/22	Pay	Banking Rate	Quarterly	207,267	$68,322		$(18,417)
BAML	Bristol-Myers
	Squibb Company	3/2/22	Pay	0.000%(1)	Monthly	5,135	—	(1)	5,777
BAML	Brookfield Property
	Partners LP	2/5/22	Pay	0.750% + 1 Month U.S. LIBOR	Monthly	61,076	1,088,976		68,184
GS	Deutsche Wohen S.E.	6/25/22	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	4,525	288,847		(12,140)
GS	Dialog Semiconductor plc	3/8/22	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	23,569	1,841,646		(9,750)
GS	GrandVision N.V.	3/8/22	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	12,414	376,854		38,180
JPM	Groupe Bruxelles			0.550% + Overnight
	Lambert S.A.	8/20/21	Pay	Banking Rate	Quarterly	791	68,682		19,783
JPM	Hitachi Metals Ltd.			0.550% + Overnight
		6/24/22	Pay	Banking Rate	Quarterly	6,038	117,171		(1,764)
JPM	Invesco Office			0.550% + Overnight
	J-REIT, Inc.	6/25/22	Pay	Banking Rate	Quarterly	1,088	223,989		(1,835)
GS	Siltronic AG	4/2/22	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	4,748	800,606		(9,732)
GS	Siltronic AG	5/7/22	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	393	65,120		1,134
JPM	Soho China Ltd.			0.550% + Overnight
		7/17/22	Pay	Banking Rate	Quarterly	299,196	176,398		(15,735)
JPM	Suez			0.550% + Overnight
		11/9/21	Pay	Banking Rate	Quarterly	7,717	145,880		37,546
JPM	Toshiba Corporation			0.550% + Overnight
		5/16/22	Pay	Banking Rate	Quarterly	2,353	101,385		358
BAML	Xilinx, Inc.	2/11/22	Pay	0.750% + 1 Month U.S. LIBOR	Monthly	174	26,229		(1,068)

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
Open Swap Contracts*
June 30, 2021 (Unaudited)

			Pay/Receive					Unrealized
Counter-		Termination	on Financing		Payment		Notional	Appreciation
party	Security	Date	Rate	Financing Rate	Frequency	Shares	Amount	(Depreciation)**
SHORT TOTAL RETURN SWAP CONTRACTS
JPM	Advanced Micro			(0.600)% + Overnight
	Devices, Inc.	11/27/21	Pay	Banking Rate	Quarterly	(8,654)	$(717,060)	$(95,980)
BAML	Advanced Micro
	Devices, Inc.	12/11/21	Pay	(0.400)% + 1 Month U.S. LIBOR	Monthly	(21,697)	(1,809,738)	(228,389)
JPM	American Airlines			(0.600)% + Overnight
	Group, Inc.	8/20/21	Pay	Banking Rate	Quarterly	(70)	(803)	(682)
BAML	Analog Devices, Inc.	8/30/21	Pay	(0.400)% + 1 Month U.S. LIBOR	Monthly	(16,192)	(2,027,454)	(760,311)
GS	Aon plc			(0.350)% + U.S.
		5/19/22	Pay	Federal Funds	Monthly	(16,821)	(3,982,482)	(33,966)
BAML	Apollo Global
	Management, Inc.	4/15/22	Pay	(0.400)% + 1 Month U.S. LIBOR	Monthly	(10,456)	(570,655)	(79,745)
JPM	Apollo Global			(0.600)% + Overnight
	Management, Inc.	6/18/22	Pay	Banking Rate	Quarterly	(8,326)	(486,213)	(31,723)
GS	AstraZeneca plc			(0.380)% + U.S.
		1/15/22	Pay	Federal Funds	Monthly	(39,194)	(2,027,470)	(320,427)
JPM	Basket of Swaps			(0.950)% + Overnight
		8/20/21	Pay	Banking Rate	Quarterly	(594)	(67,126)	(18,252)
BAML	Brookfield Asset
	Management, Inc.	2/4/22	Pay	(0.400)% + 1 Month U.S. LIBOR	Monthly	(10,310)	(451,566)	(74,072)
GS	Canadian National			(0.350)% + U.S.
	Railway Company	6/18/22	Pay	Federal Funds	Monthly	(3,109)	(341,569)	13,487
GS	Canadian Pacific			(0.350)% + U.S.
	Railway Ltd.	5/8/22	Pay	Federal Funds	Monthly	(2,972)	(225,573)	(3,019)
GS	Icon plc			(0.350)% + U.S.
		4/8/22	Pay	Federal Funds	Monthly	(3,859)	(762,363)	(35,389)
GS	II-VI, Inc.			(0.350)% + U.S.
		5/12/22	Pay	Federal Funds	Monthly	(8,773)	(663,229)	26,360

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
Open Swap Contracts*
June 30, 2021 (Unaudited)

			Pay/Receive					Unrealized
Counter-		Termination	on Financing		Payment		Notional	Appreciation
party	Security	Date	Rate	Financing Rate	Frequency	Shares	Amount	(Depreciation)**
BAML	Just Eat Takeaway NV	5/19/22	Pay	(0.350)% + 1 Month U.S. LIBOR	Monthly	(5,010)	$(557,840)	$95,210
GS	The Middleby			(0.350)% + U.S.
	Corporation	6/5/22	Pay	Federal Funds	Monthly	(1,649)	(274,431)	(11,293)
JPM	S&P Global, Inc.			(0.600)% + Overnight
		2/15/22	Pay	Banking Rate	Quarterly	(5,542)	(1,701,214)	(573,904)
GS	S&P Global, Inc.			(0.350)% + U.S.
		4/8/22	Pay	Federal Funds	Monthly	(2,366)	(885,822)	(85,367)
GS	Salesforce.com, Inc.			(0.350)% + U.S.
		1/4/22	Pay	Federal Funds	Monthly	(4,835)	(1,094,503)	(86,623)
								$(2,203,564)

BAML – Bank of America Merrill Lynch & Co., Inc.
GS – Goldman, Sachs & Co.
JPM – JPMorgan Chase & Co., Inc.
LIBOR – London Interbank Offered Rate
Overnight Banking Rate – Overnight Banking Funding Rate
plc – Public Limited Company
REIT – Real Estate Investment Trust
U.S. Federal Funds – U.S. Federal Funds Effective Rate
*	There were no upfront premiums paid or received for the open swap contracts held.
**	Based on the net swap value held at each counterparty, unrealized appreciation (depreciation) is a receivable (payable).
(1)	Security held is the direct result of a corporate action. There is no associated financing rate and the security is held with a zero cost basis.

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2021 (Unaudited)

ASSETS:
Investments, at value (Cost $53,835,038)		$57,507,871
Cash		2,343
Deposits at brokers for securities sold short		974,752
Deposits at brokers for other investments		3,939,216
Receivable for forward currency exchange contracts		96,152
Receivable for investments sold		131,182
Dividends and interest receivable		73,917
Receivable for fund shares issued		1,330
Prepaid expenses and other receivables		7,354
Total Assets		62,734,117
LIABILITIES:
Securities sold short, at value (Proceeds of $407,816)	$412,896
Written option contracts, at value
(Premiums received $47,245)	22,579
Payable for swap contracts	2,203,564
Payable for investments purchased	1,236,486
Payable to the investment adviser	30,284
Payable for fund shares redeemed	9,971
Dividends and interest payable	855
Accrued expenses and other liabilities	61,938
Total Liabilities		3,978,573
NET ASSETS		$58,755,544
NET ASSETS CONSISTS OF:
Paid-in capital		$52,078,614
Distributable earnings		6,676,930
Total Net Assets		$58,755,544

NET ASSET VALUE and offering price per share*
($58,755,544 / 4,679,529 shares of
beneficial interest outstanding)		$12.56

*	The redemption price per share may vary based on the length of time a shareholder holds Fund shares.

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME:
Dividend income on long positions		$215,689
Interest		87,226
Total investment income		302,915
EXPENSES:
Investment advisory fees	$342,271
Professional fees	52,325
Transfer agent and shareholder servicing agent fees	44,825
Custody fees	21,773
Administration fees	15,557
Fund accounting expenses	9,431
Trustees’ fees and expenses	8,953
Reports to shareholders	6,864
Miscellaneous expenses	4,291
Compliance fees	1,506
Federal registration fees	753
Borrowing expenses on securities sold short	13,515
Dividends and interest on securities sold short	3,768
Total expenses before expense reimbursement by adviser		525,832
Expense reimbursed by adviser (Note 3)		(125,205)
Net expenses		400,627
NET INVESTMENT LOSS		(97,712)
REALIZED AND CHANGE IN UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on:
Investments	3,657,563
Securities sold short	(93,116)
Written option contracts expired or closed	91,049
Forward currency exchange contracts	(153,359)
Swap contracts	(1,229,170)
Foreign currency transactions	(2,900)
Net realized gain		2,270,067
Change in unrealized appreciation (depreciation) on:
Investments	358,448
Securities sold short	69,772
Written option contracts	23,777
Forward currency exchange contracts	235,070
Swap contracts	(1,394,472)
Net change in unrealized depreciation		(707,405)
NET REALIZED AND CHANGE IN
UNREALIZED GAIN ON INVESTMENTS		1,562,662
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS		$1,464,950

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	June 30, 2021	December 31, 2020
	(Unaudited)

Net investment loss	$(97,712)	$(92,340)
Net realized gain on investments,
securities sold short, written option
contracts expired or closed, forward currency
exchange contracts, swap contracts and
foreign currency transactions	2,270,067	2,984,862
Net change in unrealized appreciation
(depreciation) on investments, securities
sold short, written option contracts,
forward currency exchange
contracts and swap contracts	(707,405)	564,100
Net increase in net assets
resulting from operations	1,464,950	3,456,622

Distributions to shareholders from: (Note 5)
Total dividends and
distributions to shareholders	—	(132,148)

Net increase in net assets from
capital share transactions (Note 4)	5,537,144	466,359
Net increase in net assets	7,002,094	3,790,833

NET ASSETS:
Beginning of period	51,753,450	47,962,617
End of period	$58,755,544	$51,753,450

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of beneficial interest outstanding throughout each period/year.(1)

	Six
	Months
	Ended
	June 30,		Year Ended December 31,
	2021		2020	2019	2018	2017	2016
	(Unaudited)
Per Share Data:
Net asset value,
beginning of period	$12.21		$11.40	$11.36	$10.80	$10.53	$10.47
Income from
investment operations:
Net investment
income (loss)(2)	(0.02)		(0.02)	0.06	0.14	0.04	(0.07)
Net realized and
unrealized gain
on investments	0.37		0.86	0.64	0.63	0.23	0.33
Total from investment
operations	0.35		0.84	0.70	0.77	0.27	0.26
Less distributions:
From net
investment income	—		—	(0.12)	(0.08)	—	(0.08)
From net
realized gains	—		(0.03)	(0.54)	(0.13)	—	(0.12)
Total dividends
and distributions	—		(0.03)	(0.66)	(0.21)	—	(0.20)
Net Asset Value,
end of period	$12.56		$12.21	$11.40	$11.36	$10.80	$10.53
Total Return	2.78	%(4)	7.38%	6.17%	7.09%	2.56%	2.44%

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
FINANCIAL HIGHLIGHTS (continued)
Selected per share data is based on a share of beneficial interest outstanding throughout each period/year.(1)

	Six
	Months
	Ended
	June 30,		Year Ended December 31,
	2021		2020	2019		2018	2017	2016
	(Unaudited)
Supplemental data and ratios:
Net assets,
end of period (000’s)	$58,756		$51,753	$47,963		$41,648	$31,990	$31,835
Ratio of gross expenses
to average net assets:
Before expense
reimbursement	1.92	%(3)	1.91%	2.43	%(6)	2.57%	2.51%	2.75%
After expense
reimbursement	1.46	%(3)	1.46%	1.91	%(6)	1.84%	1.78%	1.99%
Ratio of dividends and
interest on short positions
and borrowing expense
on securities sold short
to average net assets	0.06	%(3)	0.06%	0.51	%(6)	0.44%	0.38%	0.59%
Ratio of operating expenses
to average net assets
excluding dividends and
interest on short positions
and borrowing expense
on securities sold short
(after expense
reimbursement)	1.40	%(3)	1.40%	1.40	%(7)	1.40%	1.40%	1.40%
Ratio of net investment
income (loss) to
average net assets	(0.36	)%(3)	(0.19)%	0.48%		1.20%	0.34%	(0.66)%
Portfolio turnover rate(5)	75	%(4)	189%	172%		154%	184%	202%

(1)
The figures presented do not reflect any fees or charges imposed by participating life insurance companies under their variable annuity and variable life insurance contracts. If the fees and charges imposed by participating life insurance companies under their variable annuity and variable life insurance contracts were included, the fees and expenses of the Fund would be higher than those shown in the table.

(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(3)	Annualized.
(4)	Not annualized.
(5)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, short-term options, forward currency contracts, swap contracts and short positions).  The denominator includes the average long positions throughout the period.

(6)	The amount for the year ended December 31, 2019 includes 0.05% of legal expenses related to the settlement of an appraisal right.
(7)	The amount for the year ended December 31, 2019 excludes 0.05% of legal expenses related to the settlement of an appraisal right.

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2021 (Unaudited)

Note 1 — ORGANIZATION
The Merger Fund VL (the “Fund”) is a no-load, open-end, diversified investment company organized as a statutory trust under the laws of Delaware on November 22, 2002, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on May 26, 2004. In a transaction that closed on December 31, 2010, Westchester Capital Management, Inc. transferred substantially all of its business and assets to Westchester Capital Management, LLC (the “Adviser”), which became the Fund’s investment adviser. Therefore, the performance information included for periods prior to 2011 reflects the performance of Westchester Capital Management, Inc. Roy Behren and Michael Shannon, the Fund’s current portfolio managers, assumed portfolio management duties for the Fund in January 2007. The investment objective of the Fund is to seek to achieve capital growth by engaging in merger arbitrage. Merger arbitrage is a highly specialized investment approach generally designed to profit from the successful completion of publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. The Fund’s shares are currently offered only to separate accounts funding variable annuity and variable life insurance contracts. At June 30, 2021, 90.2% of the shares outstanding of the Fund were owned by 3 insurance companies. Activities of these shareholders may have a significant effect on the operations of the Fund.

Note 2 — SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

A.    Investment Valuation
The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2021 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
Equity securities, including common and preferred stocks, closed-end funds and ETFs, that trade on an exchange will typically be valued based on the last reported sale price. Securities listed on NASDAQ are typically valued using the NASDAQ Official Closing Price. The securities valued using quoted prices in active markets are classified as Level 1 investments. If, on a particular day, an exchange-listed security does not trade, then the mean between the closing bid and asked prices will typically be used to value the security. These securities are classified as Level 2 investments. Fixed income securities having a maturity of greater than 60 days are typically valued based on evaluations provided by an independent pricing vendor. Investments in United States government securities (other than short-term securities) are valued at the mean between the 4:00 p.m. New York time bid and asked prices supplied by a third party vendor. Short-term fixed-income securities having a maturity of less than 60 days are valued at market quotations or based on valuations supplied by a third party pricing service. If a reliable price from a third party pricing service is unavailable, amortized cost may be used if it is determined that the instrument’s amortized cost value represents approximately the fair value of the security. These securities are classified as Level 2 investments.

Investments in Special Purpose Acquisition Companies, including their related units, shares, rights and warrants (each a “SPAC interest”), will typically be valued by reference to the last reported transaction for the composite exchange. These securities are classified as Level 1 investments. If, on a particular day, no reliable market transaction is readily available and reported for the composite exchange, then the mean between the closing bid and asked prices on the composite exchange will be used to value the SPAC interest, or the SPAC interest will be fair valued in accordance with the Fund’s pricing procedures. These securities are classified as Level 2 investments.

Exchange-traded options are typically valued at the higher of the intrinsic value of the option (i.e., what a Fund would pay or can receive upon the option being exercised) or the last reported composite sale price when such sale falls between the bid and asked prices. Notwithstanding the above, options that trade principally on a European exchange are typically valued at the “settlement price” as reported by the exchange on which the option principally trades. If the settlement price for a European exchange-traded option is unreliable or unavailable, the option will generally be valued at the last reported sale price. When the last sale of an exchange-traded option is outside the bid and asked prices, the Fund will typically value the option at the higher of the intrinsic value of the option

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2021 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
or the mean between the highest end of day option bid price and the lowest end of day option ask price. On the stipulated expiration date, expiring options will be priced at intrinsic value. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange and/or are fair valued in accordance with the Fund’s pricing procedures are classified as Level 2 investments.

Investments in registered open-end investment companies, including Money Market Funds, are typically valued at their reported net asset value (“NAV”) per share. These securities are generally classified as Level 1 investments.

Forward currency contracts are valued at bid prices calculated using an “interpolation” methodology that incorporates foreign-exchange prices for standard forward-settlement periods. These securities are generally classified as Level 2.

In general, swap prices are determined using the same methods as would be used to price the underlying security. When the underlying security is the subject of a completed corporate reorganization for which the final deal terms are known, the swap is priced at the value of the consideration to be received by the Fund. The credit quality of the swap’s counterparties and collateral is monitored and the valuation of a swap may be adjusted if it is believed that the credit quality of the counterparty or collateral affects the market value of the swap position. These securities are generally classified as Level 2 investments.

The Fund may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE transaction typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will generally be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective. At period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies.

The Fund typically fair values securities and assets for which (a) market quotations are not readily available or (b) market quotations are believed to be unrepresentative of market value. For example, the Fund may fair value a security that primarily trades on an exchange that closes before the New York Stock Exchange (“NYSE”) if a significant event occurs after the close of the exchange on which the security primarily trades but before the

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2021 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
NYSE closes. Fair valuations are determined in good faith by the Valuation Group (the “Valuation Group”), a committee comprised of persons who are officers of the Trust or representatives of the Adviser, acting pursuant to procedures adopted by the Board. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale. These securities are generally classified as Level 2 or 3 depending on the inputs as described below.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 —	Quoted prices in active markets for identical securities.

Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	Significant unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2021 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of June 30, 2021. These assets and liabilities are measured on a recurring basis.

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$40,643,614	$241,920	$461,374	$41,346,908
Special Purpose
Acquisition Companies	7,253,171	144,804	49,361	7,447,336
Preferred Stocks	10,546	—	—	10,546
Contingent Value Rights	—	—	44,165	44,165
Rights	—	—	7,813	7,813
Warrants	251,536	3,319	2,704	257,559
Bank Loans	—	628,582	264,000	892,582
Convertible Bonds	—	63,140	—	63,140
Corporate Bonds	—	3,262,348	—	3,262,348
Purchased Option Contracts	18,218	—	—	18,218
Escrow Notes	—	2,852,848	754	2,853,602
Short-Term Investments	1,303,654	—	—	1,303,654
Other Investments
Unfunded Commitments***	—	—	—	—
Forward Currency
Exchange Contracts**	—	96,152	—	96,152
Total	$49,480,739	$7,293,113	$830,171	$57,604,023
Liabilities
Short Common Stocks*	$(317,734)	$—	$—	$(317,734)
Short Corporate Bonds	—	(95,162)	—	(95,162)
Other Investments
Written Option Contracts	(21,979)	(600)	—	(22,579)
Swap Contracts**	—	(2,203,564)	—	(2,203,564)
Total	$(339,713)	$(2,299,326)	$—	$(2,639,039)

*	Please refer to the Schedules of Investments to view long/short common stocks segregated by industry type.
**	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by counterparty.
***
The Fund has unfunded commitments to purchase Private Investment in Public Equity shares as of June 30, 2021 with a market value of $124,860. These are Level 3 securities and are fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and asked prices, prices on comparable securities and other significant inputs. Level 3 securities are valued by using broker quotes or such other pricing sources or data as are permitted by the Fund’s pricing procedures. At June 30, 2021, the value of these securities was $830,171 (see footnote above regarding Fund’s holdings of unfunded commitments). The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs as described in Note2 A. The appropriateness of fair values for these securities is monitored by the Valuation Group on an ongoing basis.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2021 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
Level 3 Reconciliation Disclosure

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Special		Private
		Purpose		Investments
	Common	Acquisition		in Public	Contingent				Bank	Escrow	Unfunded		Total
Description	Stocks	Companies		Equity	Value Rights	Rights	Warrants		Loans	Notes	Commitments		Investment
Balance as of
December 31, 2020	$497,000	$—		$684,045	$—	$—	$2,100	*	$264,000	$—	$—		$1,447,145
Purchases on Investments	547,518	—	**	—	—	—	—		—	—	—	***	547,518
(Sales) of Investments	(536,651)	—		(511,625)	—	—	—		—	—	—		(1,048,276)
Realized (Gain) Loss	49,360	—		421,625	—	—	—		—	—	—		470,985
Transfers Into Level 3	—	49,361		—	44,165	7,813	—		—	754	—		102,093
(Transfer Out) of Level 3	—	—		—	—	—	—		—	—	—		—
Change in Unrealized
Appreciation (Depreciation)	(95,853)	—		(594,045)	—	—	604		—	—	—		(689,294)
Balance as of June 30, 2021	$461,374	$49,361		$—	$44,165	$7,813	$2,704		$264,000	$754	$—	***	$830,171
Change in unrealized
appreciation (depreciation)
during the period for
Level 3 investments held
at June 30, 2021	$(86,143)	$(3,518)		$—	$(7,129)	$27,472	$604		$—	$38	$—		$(68,676)

*	CEC Brands LLC warrant received as a result of a corporate action.
**	Amount less than $0.50.
***
The Fund has unfunded commitments to purchase Private Investment in Public Equity shares as of June 30, 2021 with a market value of $124,860. These are Level 3 securities and are fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2021 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
The realized and unrealized gains and losses from Level 3 transactions are included with the net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, respectively. The net change in unrealized depreciation on investments related to Level 3 securities held by the Fund at June 30, 2021 totals $(689,294).

Significant unobservable valuation inputs monitored by the Valuation Group under the supervision of the Board of Trustees for restricted securities or material Level 3 investments as of June 30, 2021 for the Fund are as follows:

	Fair Value at		Valuation	Unobservable	Input Values
Description	June 30, 2021		Technique	Input	(Ranges)
Special Purpose			Projected Final	Value of Final
Acquisition Company	$—	*	Exercise Price**	Exercise Price	$0.00-$0.01
Unfunded Commitment	$12,000	***	Market Price less Discount	Liquidity Discount	$0.00-$0.01
Unfunded Commitment	$22,860	***	Market Price less Discount	Liquidity Discount	$0.00-$0.01
Unfunded Commitment	$90,000	***	Market Price less Discount	Liquidity Discount	$0.00-$0.01
Warrant			Projected Final	Value of Final
	$—	*	Exercise Price**	Exercise Price	$0.00-$0.01

*	Amount less than $0.50.
**	Based on the evaluation of the likelihood that the warrant is exercised, the security is being priced at zero.
***	The fair value amount above represents the unfunded commitment amount as of June 30, 2021.

The table above does not include certain Level 3 investments that are based on information provided by brokers. At June 30, 2021, the net value of these securities was $830,171. The inputs for these Level 3 investments are not readily available or cannot be reasonably estimated and are generally those inputs described herein.

B.    Federal Income Taxes
No provision for federal income taxes has been made since the Fund has complied to date with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to continue to comply in future years and to distribute investment company net taxable income and net capital gains to shareholders. Additionally, the Fund intends to make all required distributions to avoid federal excise tax.

The Fund has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. As of June 30, 2021, open Federal and New York tax years include the tax years ended December 31, 2017 through December 31, 2020. The Fund has no tax examination in progress.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2021 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
C.    Transactions with Brokers
The Fund’s deposits at brokers for securities sold short and deposits at brokers for other investments are with two securities dealers. The Fund is required by the brokers to maintain collateral for securities sold short. The receivable from brokers for securities sold short on the Statement of Assets and Liabilities represents the proceeds from securities sold short that is maintained at the broker. The Fund does not require the brokers to maintain collateral in support of the receivables from the brokers for proceeds on securities sold short. The Fund may maintain cash deposits at brokers beyond the receivables for short sales. On the Statement of Assets and Liabilities, these are classified as deposits at brokers for other investments. The Fund may be required by the brokers with which it executes short sales to maintain an additional amount of collateral in a special tri-party custody arrangement for the benefit of the broker.

The Fund’s equity swap contracts’ and forward currency exchange contracts’ cash deposits are monitored daily by the Adviser and counterparty. These transactions may involve market risk in excess of amounts receivable or payable reflected on the Statement of Assets and Liabilities.

D.    Securities Sold Short
The Fund sells securities or currencies short for economic hedging purposes or any other investment purpose. For financial statement purposes, an amount equal to the settlement amount is initially included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the securities or currencies at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. Short sale transactions result in off balance sheet risk because the ultimate obligation may exceed the related amounts shown in the Statement of Assets and Liabilities. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. The Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain.

The Fund is liable for any dividends payable on securities while those securities are sold short. Until the security is replaced, the Fund is required to pay to the lender any income earned, which is recorded as an expense by the Fund. The Fund segregates liquid assets in an amount equal to the market value of securities sold short, which is reflected in the Schedule of Investments. These assets are required to be adjusted daily to reflect changes in the value of the securities or currencies sold short.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2021 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
E.    Written Option Contracts
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes (sells) put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced daily to reflect the current value of the option written. Refer to Note 2 A. for a pricing description. By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. These contracts may involve market risk in excess of amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 Q. for further derivative disclosures, and Note 2 O. for further counterparty risk disclosure.

When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized appreciation or depreciation on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the premium originally received decreases the cost basis of the security and the Fund realizes gains or losses from the sale of the underlying security. When a written put option is exercised, the cost of the security acquired is decreased by the premium received for the put.

F.    Purchased Option Contracts
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund purchases put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When the Fund purchases an option contract, an amount equal to the premium paid is included in the Statement of Assets and Liabilities as an investment, and is subsequently priced daily to reflect the value of the purchased option. Refer to Note 2 A. for a pricing description. Refer to Note 2 Q. for further derivative disclosures, and Note 2 O. for further counterparty risk disclosure.

When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized appreciation or depreciation on the underlying securities that may be held by the Fund. If the Fund

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2021 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, the premium paid for the put option increases the cost of the underlying security and a gain or loss is realized from the sale of the underlying security.

G.    Forward Currency Exchange Contracts
The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund uses forward currency exchange contracts to hedge against changes in the value of foreign currencies. The Fund may enter into forward currency exchange contracts obligating the Fund to deliver and receive a currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. Refer to Note 2 A. for a pricing description. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Refer to Note 2 O. for further counterparty risk disclosure.

The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s investment securities. The use of forward currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however, it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 Q. for further derivative disclosures.

H.    Equity Swap Contracts
The Fund is subject to equity price risk and interest rate risk in the normal course of pursuing its investment objectives. The Fund entered into both long and short equity swap contracts with multiple broker-dealers. A long equity swap contract entitles the Fund to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Fund to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract at a rate equal to LIBOR and/or the U.S. Federal Funds Effective Rate plus an agreed upon spread (refer to the Schedule of Investments for further disclosure of the contracts’ financing rates). A short equity swap contract obligates the Fund to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Fund to receive from the

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2021 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
counterparty any depreciation on the security, and to pay to or receive from the counterparty interest on the notional value of the contract at a rate equal to LIBOR and/or the U.S. Federal Funds Effective Rate less an agreed upon spread (refer to the Schedule of Investments for further disclosure of the contracts’ financing rates).

The Fund may also enter into equity swap contracts whose value may be determined by the spread between a long equity position and a short equity position. This type of swap contract obligates the Fund to pay the counterparty an amount tied to any increase in the spread between the two securities over the term of the contract. The Fund is also obligated to pay the counterparty any dividends paid on the short equity holding as well as any net financing costs. This type of swap contract entitles the Fund to receive from the counterparty any gains based on a decrease in the spread as well as any dividends paid on the long equity holding and any net interest income.

Fluctuations in the value of an open contract are recorded daily as net unrealized appreciation or depreciation. The Fund will realize a gain or loss upon termination or reset of the contract. The Fund or the Fund’s counterparty, under certain conditions, may terminate the contract prior to the contract’s expiration date.

Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Refer to Note 2 O. for further counterparty risk disclosure. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying securities. Equity Swap contracts may involve market risk in excess of amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 Q. for further derivative disclosures.

I.     Distributions to Shareholders
Dividends from net investment income and net realized capital gains, if any, are declared and paid at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are due primarily to wash sale-loss deferrals, constructive sales, straddle-loss deferrals, adjustments on swap contracts, and unrealized gains or losses on Section 1256 contracts, which were realized, for tax purposes, at the end of the Fund’s fiscal year.

J.     Foreign Securities
Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include fluctuations in currency exchange rates and adverse political, cultural,

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2021 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
regulatory, legal, tax, and economic developments as well as different custody and/or settlement practices or delayed settlements in some foreign markets. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

K.    Foreign Currency Transactions
The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences. Foreign currency, if any, held as cash by the Fund’s custodian is reported separately on the Statement of Assets and Liabilities.

L.    Cash and Cash Equivalents
The Fund considers highly liquid short-term fixed income investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short-term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities. Temporary cash overdrafts are reported as payable to custodian.

M.    Guarantees and Indemnifications
In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund has not historically incurred material expenses in respect of those provisions.

N.    Security Transactions, Investment Income and Expenses
Transactions are recorded for financial statement purposes on the trade date. Realized gains and losses from security transactions are recorded on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Dividend income is recorded on the ex-dividend date,

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2021 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Interest is accounted for on the accrual basis and includes amortization of premiums and discounts on the effective interest method utilizing call features. At June 30, 2021, expenses include $13,515 and $3,768 of borrowing expenses and dividends and interest on securities sold short, respectively.

O.    Counterparty Risk
The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations. The Adviser considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. The counterparty risk for forward currency exchange contracts to the Fund includes the amount of any net unrealized appreciation on the contract. The counterparty risk for equity swap contracts to the Fund includes the risk of loss of the full amount of any net unrealized appreciation on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts. Written and purchased options sold on an exchange expose the Fund to counterparty risk; however, the exchange’s clearinghouse guarantees the options against default. Over the-counter options counterparty risk includes the risk of loss of the full amount of any net unrealized appreciation.

P.    The Right to Offset
Financial assets and liabilities, as well as cash collateral received by the Fund’s counterparties and posted are offset by the respective counterparty, and the net amount is reported in the Statement of Assets and Liabilities when the Fund believes there exists a legally enforceable right to offset the recognized amounts.

Q.    Derivatives
The Fund may utilize derivative instruments such as options, swaps, futures, forward contracts and other instruments with similar characteristics to the extent that they are consistent with the Fund’s investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Fund and may produce significant losses. There is risk that adverse price movements in a derivative instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited).

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2021 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund’s Statement of Assets and Liabilities and Statement of Operations. For the period ended June 30, 2021, the Fund’s monthly average quantities and notional values are described below:

	Monthly Average	Monthly Average
	Quantity	Notional Value
Purchased Option Contracts	263	$3,180,544
Written Option Contracts	382	$4,105,888
Forward Currency Exchange Contracts	13	$5,837,173
Long Total Return Swap Contracts	896,074	$5,962,028
Short Total Return Swap Contracts	152,942	$15,547,551

Statement of Assets and Liabilities
Fair values of derivative instruments as of June 30, 2021 are described below:

	Asset Derivatives
	Statements of Assets
Derivatives	and Liabilities Location	Fair Value
Equity Contracts:
Purchased Option Contacts	Investments	$18,218
Foreign Exchange Contracts:
Forward Currency Exchange Contracts	Receivables	96,152
Total		$114,370

	Liability Derivatives
	Statements of Assets
Derivatives	and Liabilities Location	Fair Value
Equity Contracts:
Written Option Contacts	Written Option Contracts	$22,579
Swap Contracts	Payables	2,203,564
Total		$2,226,143

Statement of Operations
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2021 as described below:

	Amount of Realized Gain (Loss) on Derivatives
			Forward
	Purchased	Written	Currency
	Option	Option	Exchange	Swap
Derivatives	Contracts*	Contracts	Contracts	Contracts	Total
Equity Contracts	$(258,648)	$91,049	$—	$(1,229,170)	$(1,396,769)
Foreign Exchange
Contracts	—	—	(153,359)	—	(153,359)
Total	$(258,648)	$91,049	$(153,359)	$(1,229,170)	$(1,550,128)

*	The amounts disclosed are included in the realized gain (loss) on investments.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2021 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
	Change in Unrealized Appreciation (Depreciation) on Derivatives
			Forward
	Purchased	Written	Currency
	Option	Option	Exchange	Swap
Derivatives	Contracts**	Contracts	Contracts	Contracts	Total
Equity Contracts	$21,791	$23,777	$—	$(1,394,472)	$(1,348,904)
Foreign Exchange
Contracts	—	—	235,070	—	235,070
Total	$21,791	$23,777	$235,070	$(1,394,472)	$(1,113,834)

**	The amounts disclosed are included in net change in unrealized appreciation (depreciation) on investments.

R.    LIBOR
The London Interbank Offered Rate, or “LIBOR,” is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. LIBOR may be available for different durations (e.g., 1 month or 3 months) and for different currencies. The terms of many investments, financings or other transactions to which the Fund may have exposure have been historically tied to LIBOR. LIBOR may be a significant factor in determining the Fund’s payment obligations under a derivative investment, the cost of financing to the Fund or an investment’s value or return to the Fund, and may be used in other ways that affect the Fund’s investment performance.

The regulatory authority that oversees financial services firms and financial markets in the U.K. has announced that, after the end of 2021, it would no longer persuade or compel contributing banks to make rate submissions for purposes of determining the LIBOR rate. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021. As a result, it is possible that commencing in 2022, LIBOR may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate on or impacting certain investments of the Fund’s portfolio.

In light of this eventuality, public and private sector industry initiatives are currently underway to identify new or alternative reference rates to be used in place of LIBOR. However, there are obstacles to converting certain securities and transactions to a new reference rate. Transition planning is not yet complete, and neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2021 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain investments of the Fund and result in costs incurred in connection with closing out positions and entering into new trades. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform. All of the aforementioned may adversely affect the Fund’s performance or NAV. Refer to Note 2 A. for a pricing description.

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of certain provisions of the ASU and any impact on the financial statement disclosures has not yet been determined.

Note 3 — AGREEMENTS
The Fund’s investment adviser is Westchester Capital Management, LLC pursuant to an investment advisory agreement with the Adviser dated as of January 1, 2011 (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.25% of the Fund’s average daily net assets. Certain officers of the Fund are also officers of the Adviser. The Advisory Agreement was approved for an initial term of two years and thereafter will remain in effect from year to year provided that such continuance is specifically approved at least annually by the vote of a majority of the Fund’s Trustees who are not interested persons of the Adviser or the Fund or by a vote of a majority of the outstanding voting securities of the Fund. The Adviser has entered into an agreement with the Fund whereby the Adviser has agreed to reduce all or a portion of its management fee and, if necessary, to bear certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended, but not including brokerage commissions, dividends on securities sold short, borrow expenses on securities sold short, interest expense, taxes, acquired

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2021 (Unaudited)

Note 3 — AGREEMENTS (continued)
fund fees and expenses or extraordinary expenses) associated with operating the Fund to the extent necessary to limit the annualized expenses of the Fund to 1.40% of the Fund’s average daily net assets until April 30, 2022 (the “Expense Waiver and Reimbursement Agreement”). The Expense Waiver and Reimbursement Agreement permits the Adviser to recapture amounts that it waives or absorbs on behalf of the Fund at any time within three years of the end of the fiscal year in which the fee was reduced or waived or the expense was borne provided that doing so would not cause the Fund’s operating expenses for that year, excluding brokerage commissions, dividends on securities sold short, borrow expenses on securities sold short, interest expense, taxes, acquired fund fees and expenses or extraordinary expenses, to exceed 1.40%. The Expense Waiver and Reimbursement Agreement may be terminated at anytime by the Board. For the six months ended June 30, 2021, the Adviser reimbursed $125,205 of advisory fees to the Fund.

Reimbursed expenses subject to potential recovery by year of expiration are as follows:

Year of Expiration	Potential Recovery
12/31/21	$255,478
12/31/22	$223,736
12/31/23	$218,124
12/31/24	$125,205

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) and a subsidiary of U.S. Bancorp, a publicly held bank holding company, serves as transfer agent, administrator, accountant, dividend paying agent and shareholder servicing agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund.

Note 4 — SHARES OF BENEFICIAL INTEREST
The Board of Trustees has the authority to issue an unlimited amount of shares of beneficial interest without par value.

Changes in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Issued	865,760	$10,882,848	2,039,391	$23,496,166
Issued as reinvestment
of dividends	—	—	10,788	132,148
Redeemed	(426,008)	(5,345,704)	(2,016,169)	(23,161,955)
Net Increase	439,752	$5,537,144	34,010	$466,359

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2021 (Unaudited)

Note 5 — INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION
Purchases and sales of securities for the six months ended June 30, 2021 (excluding short-term investments, short-term options, forward currency contracts, swap contracts and securities sold short) aggregated $45,325,291 and $36,689,686, respectively. There were no purchases or sales of long-term U.S. Government securities.

At December 31, 2020, the components of accumulated earnings gains (losses) on a tax basis were as follows:

Cost of investments*	$41,559,473
Gross unrealized appreciation	3,817,879
Gross unrealized depreciation	(1,080,213)
Net unrealized appreciation	$2,737,666
Undistributed ordinary income	$2,021,860
Undistributed long-term capital gain	519,510
Total distributable earnings	$2,541,370
Other accumulated losses	(67,056)
Total accumulated gains	$5,211,980

*
Represents cost (including derivative contracts) for federal income tax purposes and differs from the cost for financial reporting purposes due to wash sales, PFIC mark to market, and unsettled short losses.

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. Permanent differences are primarily related to foreign currency transactions and swap treatment. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2020, the following table shows the reclassifications made:

Distributable Earnings	Paid-in Capital
$(91,898)	$91,898

The tax components of dividends paid during the six months ended June 30, 2021 and the year December 31, 2020 were as follows:

	2021	2020
Ordinary Income	$—	$—
Long-Term Capital Gains	—	132,148
Total Distributions Paid	$—	$132,148

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Case Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended December 31, 2020. As of December 31, 2020, the Fund had no post-October losses deferred. As of December 31, 2020, the Fund had no short-term capital loss carryover or long-term capital loss carryover.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2021 (Unaudited)

Note 6 — OFFSETTING ASSETS AND LIABILITIES
The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2021 (Unaudited)

Note 6 — OFFSETTING ASSETS AND LIABILITIES (continued)
		Gross	Net
		Amounts	Amounts
		Offset	Presented	Gross Amounts not offset in the Statement of Assets and Liabilities
	Gross	in the	in the
	Amounts of	Statement	Statement
	Recognized	of Assets	of Assets		Collateral
	Assets/	and	and	Financial	Received/	Net
Assets:	Liabilities	Liabilities	Liabilities	Instruments	Pledged*	Amount
Description
Forward Currency
Exchange Contracts —
JP Morgan Chase
& Co., Inc.	$31,835	$16	$31,819	$—	$—	$31,819
Forward Currency
Exchange Contracts —
Goldman,
Sachs & Co.	64,467	134	64,333	—	—	64,333
Swap Contracts —
Bank of America
Merrill Lynch
& Co., Inc.	169,171	169,171	—	—	—	—
Swap Contracts —
JPMorgan Chase
& Co., Inc.	57,687	57,687	—	—	—	—
Swap Contracts —
Goldman,
Sachs & Co.	79,161	79,161	—	—	—	—
	$402,321	$306,169	$96,152	$—	$—	$96,152

Liabilities:
Description
Written Option
Contracts**	$22,579	$—	$22,579	$—	$22,579	$—
Forward Currency
Exchange Contracts —
JP Morgan Chase
& Co., Inc.	16	16	—	—	—	—
Forward Currency
Exchange Contracts —
Goldman,
Sachs & Co.	134	134	—	—	—	—
Swap Contracts —
Bank of America
Merrill Lynch
& Co., Inc.	1,143,585	169,171	974,414	—	974,414	—
Swap Contracts —
JPMorgan Chase
& Co., Inc.	758,292	57,687	700,605	—	700,605	—
Swap Contracts —
Goldman,
Sachs & Co.	607,706	79,161	528,545	—	528,545	—
	$2,532,312	$306,169	$2,226,143	$—	$2,226,143	$—

*	In some instances, the actual collateral pledged/received may be more than the amount shown.
**	JPMorgan Chase & Co., Inc. is the prime broker for all written option contracts held by the Fund as of June 30, 2021.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2021 (Unaudited)

Note 7 — COVID-19
During the period, a respiratory disease caused by a novel coronavirus designated as COVID-19 continued to spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. These impacts also have caused, and may continue to contribute to, significant market volatility, exchange trading suspensions and closures, and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic and its effects may last for an extended period of time, and could result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. Health crises caused by the outbreak of COVID-19 (or similar outbreaks of infectious disease) and governmental responses thereto may exacerbate other pre-existing political, social, economic, market and financial risks. The impact of the COVID-19 outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the global economy, the economies of individual countries, and the financial performance of individual companies, sectors, industries, asset classes, and markets in significant and unforeseen ways. Any such impact could adversely affect the value and liquidity of a Fund’s investments, limit severely the Fund’s investment opportunity set, impair a Fund’s ability to satisfy redemption requests, and negatively impact a Fund’s performance. In addition, the outbreak of COVID-19 or similar infectious diseases, and measures taken to mitigate their effects, could result in disruptions to the services provided to the Fund by its service providers, leading to operational delays and failures and additional investment losses. Issues arising out of or related to this recent health crisis and governmental and business responses thereto may cause one or more events in which the Fund has invested to fail to close or occur as expected by the Adviser, leading to a Fund experiencing investment losses.

Note 8 — REGULATORY UPDATES
In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”).  Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2021 (Unaudited)

Note 8 — REGULATORY UPDATES (continued)
use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.  Funds will be required to comply with Rule 18f-4 by August 19, 2022.  It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives.  Management is currently evaluating the potential impact of Rule 18f-4 on the Fund.  When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Fund’s use of derivatives.

In October 2020, the SEC adopted new Rule 12d1-4 under the 1940 Act and other regulatory changes which are expected to be effective on or about January 19, 2022.  Those changes are intended to streamline and enhance the regulatory framework for investments by one fund into another fund or “fund-of-funds arrangements”.  These regulatory changes may limit a Fund's ability to pursue its principal investment strategies by investing in other investment companies or pooled investment vehicles or to invest in those investment companies or pooled investment vehicles it believes are most desirable.  Management is currently assessing the potential impact of the new rule on the Fund’s financial statements.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”).  Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act.  Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions.  Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security.  In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments.  The Fund will be required to comply with the rules by September 8, 2022.  Management is currently assessing the potential impact of the new rules on the Fund’s financial statements.

Note 9 — SUBSEQUENT EVENTS
In preparing these financial statements, the Fund’s management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2021 (Unaudited)

Note 9 — SUBSEQUENT EVENTS
On February 1, 2021 Westchester Capital Management, LLC, investment adviser of the Fund, and Virtus Investment Partners, Inc. (“Virtus”) entered into an agreement pursuant to which Virtus will acquire Westchester Capital Management, LLC, (the “Acquisition”), subject to a number of conditions. The closing of the Acquisition is expected to result in the termination of the investment advisory agreement of the Fund. Under the terms of the Acquisition, among other matters, it is intended that a wholly-owned subsidiary of Virtus, Virtus Investment Advisers, Inc., will become the investment adviser to the Fund and Westchester Capital Management, LLC will serve as sub-adviser to the Fund. The Boards of Trustees of the Fund have approved new investment advisory and sub-advisory agreements for the Fund and nominated new members to the Boards of Trustees to be effective as of the closing of the Acquisition. Shareholders of the Fund have also been asked to approve the new investment advisory and sub-advisory agreements for the Fund and to elect new members to the Boards of Trustees. The proposals were presented at a special shareholder meeting on July 9, 2021 and subsequent adjournments. The Acquisition is expected to close in the second half of 2021, subject to a number of conditions. Messrs. Behren and Shannon with respect to the Fund are expected to continue to be responsible for the day-to-day portfolio management of the Fund after the closing of the Acquisition. It is not anticipated that there will be any changes to the Fund’s investment objectives or principal investment strategies as a result of the Acquisition.

As of July 19, 2021, CaSaundra Wu has replaced Bruce Rubin as Chief Compliance Officer of the Fund. Mr. Rubin formerly served as Vice President and Chief Compliance Officer of the Fund. These changes were approved by the Board on July 19, 2021.

BOARD APPROVAL OF INVESTMENT ADVISORY AND
SUB-ADVISORY AGREEMENTS
(Unaudited)

The Board of Trustees (the “Board”) of each of The Merger Fund, The Merger Fund VL and Westchester Capital Funds (collectively, the “Trusts” and The Merger Fund, The Merger Fund VL and the series of Westchester Capital Funds, WCM Alternatives: Event-Driven Fund and WCM Alternatives: Credit Event Fund, collectively, the “Funds”), including a majority of the Trustees who are not “interested persons” (within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Funds (the “Independent Trustees”), held a special Board meeting on April 29, 2021 for the purpose of considering certain proposals related to Virtus Investment Partners, Inc.’s (“Virtus”) definitive agreement to acquire Westchester Capital Management, LLC (“WCM”), subject to various conditions (the “Acquisition”).  These proposals included consideration of the approval of a New Advisory Agreement between each Fund and Virtus Investment Advisers, Inc. (“VIA”) and a New Sub-Advisory Agreement among each Fund, VIA and WCM (collectively, the “Proposed Agreements”), which would become effective upon the closing of the Acquisition, subject to Board and shareholder approval.

Review Process
Prior to the public announcement of the proposed Acquisition representatives of WCM and Virtus discussed the proposed Acquisition and its impact on the Funds with the Independent Trustees of the Funds and their independent legal counsel. The Independent Trustees were advised that the proposed Acquisition, if completed, would constitute a change of control under the 1940 Act, that would result in the termination of the Funds’ current advisory agreements with WCM. The Independent Trustees also were advised that, following the proposed Acquisition, it was proposed that each Fund enter into a New Advisory Agreement between the Fund and VIA and a New Sub-Advisory Agreement among the Fund, VIA and WCM.

The 1940 Act requires that the Board request and evaluate, and that VIA and WCM furnish, such information as may reasonably be necessary to evaluate the terms of the Proposed Agreements. The Independent Trustees began their formal review process in December 2020 by preparing an extensive information request letter (the “Request for Information”), which sought a wide range of information the Independent Trustees believed would be necessary to evaluate the proposed Acquisition and its potential implications for the Funds and their shareholders, VIA, WCM and the terms of the Proposed Agreements. The Independent Trustees were assisted in preparing the Request for Information by their independent legal counsel.

BOARD APPROVAL OF INVESTMENT ADVISORY AND
SUB-ADVISORY AGREEMENTS
(continued) (Unaudited)

During a regular Board meeting held on January 16, 2021, the President and Chief Executive Officer of Virtus provided the Independent Trustees with an overview of the proposed Acquisition and Virtus’ operations and capabilities.

On January 21, 2021, Virtus provided its initial response to the Request for Information (the “Initial Response”). On February 3, 2021, the Independent Trustees met with their counsel to discuss the Initial Response. Following that meeting, the Independent Trustees sought additional information from Virtus regarding the proposed Acquisition and its potential implications for the Funds and their shareholders (the “Supplemental Request for Information”). On March 1, 2021, Virtus provided an updated response to the Request for Information and the Supplemental Request for Information (the “Updated Response”). On March 8, 2021, the Independent Trustees met with their counsel to discuss the Updated Response. Following that meeting, counsel to the Independent Trustees sent Virtus a list of additional items about which the Independent Trustees desired additional information (the “List of Additional Items”). On March 10, 2021, Virtus provided responses to the List of Additional Items (the “Supplemental Response”). On March 15, 2021, the Independent Trustees met with their counsel to discuss the Supplemental Response. On March 17, 2021, counsel to the Independent Trustees sent Virtus and WCM proposed topics that the Independent Trustees wanted to be discussed (“Meeting Topics”) at an upcoming special Board meeting.

In connection with the proposed Acquisition and their consideration of the Proposed Agreements, the Board and the Independent Trustees met with senior representatives of Virtus and WCM at a special Board meeting held on March 24, 2021 to discuss the proposed Acquisition and its expected implications for the Funds and their shareholders and any remaining matters concerning the Initial Response, the Updated Response and the Supplemental Response. During that meeting, senior management of Virtus discussed Virtus’s and its affiliates’ operations and personnel and responded to questions from the Board and the Independent Trustees. Representatives of Virtus and WCM also discussed the Meeting Topics with the Board and the Independent Trustees. Virtus agreed to look into certain items raised during that meeting and provide additional information to the Board and the Independent Trustees.

On April 16, 2021, the Lead Independent Trustee of the Funds met via video conference with the Independent Chair of the Virtus Funds’ Board during which they discussed, among other topics, the organization of the Board and its standing committees, the experience and skills of the members of the Virtus Funds’ Board, and the Virtus Funds’ Board’s oversight of the Funds and their service providers.

BOARD APPROVAL OF INVESTMENT ADVISORY AND
SUB-ADVISORY AGREEMENTS
(continued) (Unaudited)

On March 26, 2021, the Independent Trustees met with their counsel to review the discussions that had occurred during the March 24, 2021 special Board meeting. Following that meeting, counsel to the Independent Trustees sent Virtus a list of open items, which included certain items that had been raised during the March 24th special Board meeting. On April 7, 2021, Virtus provided information in response to the list of open items. On April 9, 2021, the Independent Trustees met with their counsel to discuss Virtus’s responses to the list of open items.

At a special Board meeting held on April 29, 2021, the Board, including a majority of the Independent Trustees, approved a New Advisory Agreement between each Fund and VIA and a New Sub-Advisory Agreement among each Fund, VIA and WCM. The Board also approved interim advisory agreements (each, an “Interim Advisory Agreement” and together, the “Interim Agreements”) between each Fund and WCM.

The Independent Trustees’ deliberations were made separately in respect of each Fund.  Throughout their review process, the Independent Trustees were advised by their counsel and they also discussed their obligations with respect to the entering into of the Proposed Agreements and Interim Agreements in private sessions with their counsel. Prior to voting, the Independent Trustees received a memorandum from their counsel discussing the legal standards for their consideration of the Proposed Agreements and the Interim Agreements. The Independent Trustees and the Board, in determining to approve the entering into of the Proposed Agreements and Interim Agreements, did not identify any particular factor that was all-important or controlling, and each Trustee attributed different weights to the various factors.

Materials Reviewed
During the course of each year, the Board and the Independent Trustees receive a wide variety of materials relating to the services provided by WCM, including, but not limited to, reports on: each Fund’s investment results; portfolio construction; portfolio composition; portfolio trading practices; and other information relating to the nature, extent and quality of services provided by WCM to the Funds.

In addition, the Board’s evaluation of the Proposed Agreements and Interim Agreements included consideration of the information provided in response to the Board’s information requests and in meetings with representatives of Virtus and the Virtus Funds as well as, where relevant, information that previously had been provided to the Board in connection with the most recent annual contract renewal of the Funds’ current investment advisory agreements with WCM at a meeting held on October 29, 2020.

BOARD APPROVAL OF INVESTMENT ADVISORY AND
SUB-ADVISORY AGREEMENTS
(continued) (Unaudited)

In the course of their deliberations regarding the Proposed Agreements and the Interim Agreements, the Board members considered the following factors, among others: the nature, extent and quality of the services to be provided by VIA, its affiliates and WCM, including the personnel who would be providing such services; Virtus’s financial condition; the proposed advisory and sub-advisory fees to be paid to VIA and WCM, respectively; the anticipated profitability of the Funds to VIA and its affiliates; the direct and indirect benefits, if any, to be derived by VIA and its affiliates from their relationship with the Funds; and the effect of each Fund’s projected growth and size on such Fund’s performance and expenses.

The following summary describes some, but not all, of the factors considered by the Board and the Independent Trustees in evaluating the Proposed Agreements and the Interim Agreements.

Evaluation of the Proposed Agreements and the Interim Agreements
In evaluating the approval of the entering into of the Proposed Agreements and the Interim Agreements, the Board and the Independent Trustees also considered the following matters:

1.	Virtus’s and its affiliates’ reputation, experience, financial condition and resources;

2.	Virtus is a public company with a demonstrated track record and business model of successfully acquiring and integrating boutique asset managers;

3.	Virtus’s compliance history reflects a strong commitment to regulatory compliance;

4.
Virtus uses well regarded service providers to service the Virtus Funds and intends to transition the Funds to those service providers in the ordinary course following the closing of the proposed Acquisition;

5.	Virtus is expected to bring organizational breadth, depth and additional oversight to the Funds;

6.
Virtus is expected to bring a well-developed structure, experienced professionals and other resources to provide enhanced levels of oversight of investment processes and performance, and compliance and controls, including financial controls;

7.
The proposed Acquisition is expected to provide for the continuity of portfolio management for a period of at least five years following the closing of the proposed Acquisition via employment contracts with Messrs. Behren and Shannon, current portfolio managers to the Funds;

BOARD APPROVAL OF INVESTMENT ADVISORY AND
SUB-ADVISORY AGREEMENTS
(continued) (Unaudited)

8.
Virtus is expected to bring enhanced access to distribution and stronger leverage with top distributors, which is expected to benefit the Funds in the increasingly competitive environment for access to distribution channels, and potentially lower costs for certain services;

9.	Virtus’s operating model contemplates preserving the investment autonomy of WCM;

10.	Virtus and WCM have committed to maintaining the nature, quality and extent of services to be provided to the Funds following the closing of the proposed Acquisition;

11.
WCM’s expectation and stated intention is to continue to manage the Funds in accordance with each Fund’s current investment objective and principal investment strategies for the foreseeable future; and

12.
Virtus is agreeing to maintain the Funds’ current contractual advisory fees and to maintain the Funds’ existing waivers and/or expense limitations for at least two years after the closing of the proposed Acquisition, which would benefit the Funds in the event their assets were to decline in the future, and Virtus has stated that its past practice has been to continue to maintain those waivers and/or expense limitations beyond the expiration of the two-year period.

Nature, Extent and Quality of the Services under the Proposed Agreements and the Interim Agreements
In considering the nature, extent, and quality of the services to be provided to the Funds by VIA and WCM under the Proposed Agreements and the Interim Agreements, as applicable, the Board and the Independent Trustees took into account information relating to VIA’s and WCM’s operations and personnel. The Board and the Independent Trustees considered information provided by Virtus regarding its business and operating structure, scale of operation, leadership and reputation, distribution capabilities, and financial condition. The Board and the Independent Trustees considered the expected impact, if any, of the proposed Acquisition on the operations, organization and personnel of WCM, and that Virtus and WCM have advised the Board and Independent Trustees that, following the closing of the proposed Acquisition, there is not expected to be any diminution in the nature, quality and extent of services provided to the Funds and their shareholders. The Board and the Independent Trustees considered the investment strategies WCM uses in managing the Funds and the performance of the Funds under WCM’s management. The Board and the Independent Trustees noted that the

BOARD APPROVAL OF INVESTMENT ADVISORY AND
SUB-ADVISORY AGREEMENTS
(continued) (Unaudited)

Funds’ current portfolio managers are expected to continue to be responsible for the day-to-day portfolio management of the Funds after the closing of the proposed Acquisition. In this regard, the Board and the Independent Trustees took into account that Virtus intended to enter into employment contracts with Messrs. Behren and Shannon which would become effective following the closing of the proposed Acquisition and would have a term of five years. The Board and the Independent Trustees also took into account, as applicable, the benefits from the enhanced resources that VIA and Virtus Fund Services, LLC (“VFS”) would bring to WCM and the Funds, as well as the benefits to WCM and each Fund of being part of a larger combined organization with greater financial resources. The Board and the Independent Trustees also considered information regarding the financial condition of Virtus, its experience as a fund sponsor and manager, strong client service capabilities, and relationships in the asset management industry.

In considering the management style and investment strategies that WCM would continue to use in managing the Funds, the Board and the Independent Trustees took into consideration certain comparative performance information for the Funds that was received in connection with the Funds’ most recent annual contract renewal. The Board and the Independent Trustees took into account that it is not anticipated that there will be any changes to the Funds’ investment objectives or principal investment strategies as a result of the proposed Acquisition. Given that the Funds’ current portfolio managers are expected to continue to be responsible for the day-to-day portfolio management of the Funds after the closing of the proposed Acquisition and that no changes to the Funds’ investment objectives or principal investment strategies are anticipated as a result of the proposed Acquisition, the Board determined that it was appropriate to consider certain comparative performance information that the Board had received in connection with the Funds’ most recent annual contract renewal in evaluating the quality of services to be provided to the Funds and their shareholders after the closing of the proposed Acquisition. That comparative performance information indicated, among other things, that: (1) The Merger Fund (net of expenses) ranked in the first quartile of its peer group for each of the one-, three-, five- and ten-year periods ended August 31, 2020, (2) The Merger Fund VL (net of expenses) ranked in the first quartile of its peer group over the one-, three-, five- and ten-year periods ended August 31, 2020, (3) the Event-Driven Fund (net of expenses) ranked in the fourth quartile of its peer group for the one-, three- and five-year periods ended August 31, 2020, and (4) the Credit Event Fund (net of expenses) ranked in the third

BOARD APPROVAL OF INVESTMENT ADVISORY AND
SUB-ADVISORY AGREEMENTS
(continued) (Unaudited)

quartile of its peer group for the one-year period ended August 31, 2020. In considering the relative underperformance of the Event-Driven Fund, the Board considered WCM’s explanations for that relative underperformance as well as WCM’s longer-term track record in merger arbitrage and event-driven investing generally. In evaluating the foregoing comparative performance information, the Board and the Independent Trustees considered the limited number of close peers for each Fund, especially for periods of five years or longer (where applicable). The Board and Independent Trustees concluded that each Fund’s performance supported approval of the entering into of the Proposed Agreements and the Interim Agreements. The Board and the Independent Trustees considered the extensive oversight capabilities and resources that VIA would bring to the portfolio management of the Funds.

Based on their review of the materials provided and the assurances they received from Virtus and WCM, the Independent Trustees determined that the proposed Acquisition was not expected to affect adversely the nature, extent and quality of services provided to the Funds and the proposed Acquisition was not expected to have an adverse effect on, and, indeed should reasonably be expected to enhance the ability of WCM to continue managing the Funds. The Board and the Independent Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to the Funds by VIA and WCM under the New Advisory Agreements and the Interim Agreements, as applicable.

Proposed Advisory Fees, Sub-Advisory Fees and Expenses
In considering each Fund’s proposed advisory and sub-advisory fees and estimated net expenses, the Board and the Independent Trustees considered certain comparative fee and expense data that had been received in connection with the Funds’ most recent annual contract renewal. The Board and the Independent Trustees also considered pro forma information regarding the Funds’ fees and expenses following the closing of the proposed Acquisition. The Board and the Independent Trustees also took into account that no changes in the Funds’ current advisory fees were being proposed in connection with the proposed Acquisition and that WCM’s sub-advisory fees would be paid out of the advisory fees. The Board and the Independent Trustees also took into account that the expense limitation agreements applicable to The Merger Fund VL, the Event-Driven Fund and the Credit Event Fund, and the advisory fee waiver in respect of The Merger Fund would not change for at least two years following the closing of the proposed Acquisition and that Virtus had stated that its past practice has been to continue to maintain those waivers and/or expense limitations beyond the expiration

BOARD APPROVAL OF INVESTMENT ADVISORY AND
SUB-ADVISORY AGREEMENTS
(continued) (Unaudited)

of the two-year period. Based upon the foregoing, the Board and the Independent Trustees concluded that the proposed advisory and sub-advisory fees were reasonable in view of the quality of services to be received by the Funds from VIA and WCM, respectively.

In assessing the possibility that the twelve nominees proposed to serve on the Board of the Trusts following the closing of the proposed Acquisition, if elected by shareholders, may revise the share class features of the Investor Class Shares of The Merger Fund, Event-Driven Fund, and Credit Event Fund to make the sale of Investor Class Shares subject to a front-end sales charge and/or a contingent deferred sales charge, the Board and the Independent Trustees considered that VIA had undertaken that all existing accounts invested in those Funds at the time of the Acquisition would qualify for a waiver of such sales charges on subsequent purchases of those Funds and that there was also the potential for the Funds and their existing shareholders to benefit from the shares of those Funds being available for sale on as many investment platforms and through as many investment channels as possible.

Anticipated Profitability and Possible Economies of Scale
Anticipated Profitability – In reviewing the anticipated profitability of the Funds to VIA and its affiliates, the Board and the Independent Trustees considered the fact that affiliates of VIA would be providing shareholder servicing, administrative, distribution, and sub-advisory services to the Funds for which they would receive compensation. In this regard, Virtus provided an analysis of the Funds’ current net expenses and the Funds’ pro forma net expenses, which reflected the compensation to be received by VIA and its affiliates for their provision of services to the Funds following the closing of the proposed Acquisition. The Board and the Independent Trustees took into consideration information provided by Virtus that indicated that Virtus’s profitability was within the range of the profitability of industry peers with a similar business model. The Board and the Independent Trustees noted that for at least two years following the closing of the proposed Acquisition the net expenses of the Funds (excluding taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, borrowing expenses, including on securities sold short, dividend expenses on securities sold short, trading or investment expenses, Acquired Fund Fees and Expenses, and any extraordinary expenses) by share class were not expected to increase. The Board and the Independent Trustees also took into account whether Virtus and its affiliates had the financial wherewithal to provide services to the Funds. The Board and the Independent Trustees also considered that Virtus and its affiliates would likely derive benefits in the form of increased assets under management and the expansion of the

BOARD APPROVAL OF INVESTMENT ADVISORY AND
SUB-ADVISORY AGREEMENTS
(continued) (Unaudited)

Virtus Funds’ lineup from their relationship with the Funds. Because VIA would pay WCM’s sub-advisory fees out of its advisory fees, the anticipated profitability of the Funds to WCM was not a material factor in the Board’s and the Independent Trustees’ deliberations concerning the entering into of the New Sub-Advisory Agreements. Based upon their review, the Board and the Independent Trustees concluded that VIA’s and its affiliates’ anticipated level of profitability from their relationship with the Funds was reasonable.

Economies of Scale – The Board and the Independent Trustees reviewed the extent to which VIA may realize economies of scale in managing the Funds. The Board and Independent Trustees considered the effect of each Fund’s current size and potential growth on its performance and expenses. The Board and the Independent Trustees took into account management’s discussion of the Funds’ estimated expenses following the closing of the proposed Acquisition, noting that the expense limitation agreements applicable to The Merger Fund VL, the Event-Driven Fund and the Credit Event Fund, and the advisory fee waiver in respect of The Merger Fund would continue for at least two years following the closing of the proposed Acquisition. The Independent Trustees concluded that those measures were reasonably designed to result in the sharing of economies of scale realized by VIA, if any, with the Funds and their shareholders. Because VIA would pay WCM’s sub-advisory fees out of its advisory fees, the Board and the Independent Trustees did not consider the potential economies of scale from WCM’s management of the Funds to be a material factor in the Board’s and the Independent Trustees’ deliberations concerning the entering into of the New Sub-Advisory Agreements.

Conclusions
Based on their review, including their consideration of each of the factors referred to above, the Board and the Independent Trustees concluded that the terms of the Proposed Agreements and Interim Agreements, including the fees payable to VIA and WCM, as applicable, are fair and reasonable to the Funds and their shareholders given the scope and quality of the services to be provided to the Funds and such other considerations as the Independent Trustees believed relevant in the exercise of their reasonable business judgment and that the entering into of the Proposed Agreements and the Interim Agreements was in the best interests of the Funds and their shareholders. Accordingly, the Board and the Independent Trustees unanimously approved the entering into of the Proposed Agreements and the Interim Agreements and recommended that the Funds’ shareholders approve the Proposed Agreements.

The Merger Fund VL

ADDITIONAL INFORMATION (Unaudited)

For the fiscal year ended December 31, 2020, certain dividends paid by the Fund may be reported as qualified dividend income (QDI) and may be eligible for taxation at capital gains rate. The percentage of dividends declared from ordinary income designated as qualified dividend income for the fiscal year ended December 31, 2020 was 0.00% for the Fund.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2020 was 0.00% for the Fund.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) for the fiscal year ended December 31, 2020 was 0.00% for the Fund.

 AVAILABILITY OF PROXY VOTING INFORMATION

Information regarding how the Fund generally votes proxies relating to portfolio securities may be obtained without charge by calling the Fund’s Transfer Agent at 1-800-343-8959 or by visiting the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies during the most recent 12-month period ended June 30 is available on the SEC’s website or by calling the toll-free number listed above.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available on the SEC’s website at www.sec.gov. Once filed, the most recent Part F of Form N-PORT will also be available without charge, upon request, by calling 1-800-343-8959.

(This Page Intentionally Left Blank.)

Investment Adviser
Westchester Capital Management, LLC
100 Summit Lake Drive
Valhalla, NY  10595
(914) 741-5600
www.westchestercapitalfunds.com

Administrator, Transfer Agent, Accountant,
Dividend Paying Agent and Shareholder Servicing Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
P.O. Box 701
Milwaukee, WI  53201-0701
(800) 343-8959

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI  53212
(800) 343-8959

Trustees
Roy Behren
Michael T. Shannon
Barry Hamerling
Richard V. Silver
Christianna Wood

Executive Officers
Roy Behren, Co-President and Treasurer
Michael T. Shannon, Co-President
CaSaundra Wu, Chief Compliance Officer
Abraham R. Cary, Secretary
Christopher Colomb, Principal Financial Officer

Counsel
Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY  10036

Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY  10017

This report is authorized for distribution only when
preceded or accompanied by a current prospectus.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for Semi-Annual Reports.

Item 3. Audit Committee Financial Expert.

Not applicable for Semi-Annual Reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for Semi-Annual Reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The registrant’s Co-Presidents/Chief Executive Officers and Treasurer/Chief Financial Officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.  Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    The Merger Fund VL

By (Signature and Title)*       /s/ Michael T. Shannon
Michael T. Shannon, Co-President

Date    8/31/2021

By (Signature and Title)*       /s/ Roy Behren
Roy Behren, Co-President and Treasurer

Date    8/31/2021

By (Signature and Title)*    /s/ Christopher Colomb
Christopher Colomb, Principal Financial Officer

Date   8/31/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Michael T. Shannon
Michael T. Shannon, Co-President

Date    8/31/2021

By (Signature and Title)*       /s/ Roy Behren
Roy Behren, Co-President and Treasurer

Date    8/31/2021

By (Signature and Title)*    /s/ Christopher Colomb
Christopher Colomb, Principal Financial Officer

Date   8/31/2021

* Print the name and title of each signing officer under his or her signature.